Commitments and Contingencies (Schedule Of Operating Lease Obligations) (Details) $ in Millions	Apr. 30, 2015 USD ($)
Commitments and Contingencies [Abstract]
Fiscal 2016	$ 50.7
Fiscal 2017	35.9
Fiscal 2018	28.9
Fiscal 2019	22.9
Fiscal 2020	17.9
Thereafter	56.3
Total minimum operating lease payments	$ 212.6